American Funds Insurance Series® Prospectus Supplement July 2, 2018 (for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares prospectuses each dated May 1, 2018)

1. With respect to the Class 1, Class 1A, Class 2 and Class 4 shares prospectuses only, the information under the heading “Portfolio managers” in the “Management” section of the Global Small Capitalization Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
J. Blair Frank	15 years	Partner – Capital Research Global Investors
Bradford F. Freer	Less than 1 year	Partner – Capital Research Global Investors
Claudia P. Huntington	5 years	Partner – Capital Research Global Investors
Harold H. La	10 years	Partner – Capital Research Global Investors
Aidan O’Connell	4 years	Partner – Capital Research Global Investors
Gregory W. Wendt	6 years	Partner – Capital Research Global Investors

2. With respect to the Class 1, Class 1A, Class 2 and Class 4 shares prospectuses only, the information under the heading “Portfolio managers” in the “Management” section of the New World Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Carl M. Kawaja Vice President	19 years	Partner – Capital World Investors
Bradford F. Freer	1 year	Partner – Capital Research Global Investors
Nicholas J. Grace	6 years	Partner – Capital Research Global Investors
Robert H. Neithart	6 years	Partner – Capital Fixed Income Investors
Tomonori Tani	Less than 1 year	Partner – Capital World Investors

3. With respect to the Class 1, Class 1A, Class 2 and Class 4 shares prospectuses only, the information under the heading “Portfolio managers” in the “Management” section of the Blue Chip Income and Growth Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Christopher D. Buchbinder	11 years	Partner – Capital Research Global Investors
James B. Lovelace	11 years	Partner – Capital Research Global Investors
Lawrence R. Solomon	Less than 1 year	Partner – Capital Research Global Investors
James Terrile	6 years	Partner – Capital Research Global Investors

4. With respect to the Class 1, Class 1A, Class 2 and Class 4 shares prospectuses only, the information under the heading “Portfolio managers” in the “Management” section of the Global Growth and Income Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Michael Cohen	Less than 1 year	Partner – Capital World Investors
Bradford F. Freer	4 years	Partner – Capital Research Global Investors
Nicholas J. Grace	2 years	Partner – Capital Research Global Investors
Andrew B. Suzman	9 years	Partner – Capital World Investors

5. The information under the heading “Portfolio managers” in the “Management” section of the Growth-Income Fund summary portion of the prospectus is amended in its entirety to read as follow:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	13 years	Partner – Capital International Investors
Dylan Yolles Vice President	13 years	Partner – Capital International Investors
J. Blair Frank	12 years	Partner – Capital Research Global Investors
Claudia P. Huntington	24 years	Partner – Capital Research Global Investors
S. Keiko McKibben	4 years	Partner – Capital Research Global Investors
William L. Robbins	6 years	Partner – Capital International Investors

6. The information under the heading “Portfolio managers” in the “Management” section of the Asset Allocation Fund summary portion of the prospectus is amended in its entirety to read as follow:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	18 years	Partner – Capital World Investors
David A. Daigle	9 years	Partner – Capital Fixed Income Investors
Peter Eliot	2 years	Partner – Capital International Investors
Jeffrey T. Lager	11 years	Partner – Capital International Investors
Jin Lee	Less than 1 year	Partner – Capital World Investors
James R. Mulally	12 years	Partner – Capital Fixed Income Investors
John R. Queen	2 years	Partner – Capital Fixed Income Investors

7. The table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Vice Chairman of the Board	Partner – Capital International Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 13 years
Alan N. Berro President	Partner – Capital World Investors Investment professional for 32 years in total; 27 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 18 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 31 years in total; 27 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 19 years
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 12 years International Growth and Income Fund — 10 years
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 21 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 13 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 31 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 7 years
Pramod Atluri	Vice President – Capital Fixed Income Investors Investment professional for 20 years in total; 2 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 2 years
L. Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 9 years
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 18 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Capital Income Builder — 4 years Mortgage Fund — 4 years U.S. Government/AAA-Rated Securities Fund — 3 years
Mark A. Brett	Partner – Capital Fixed Income Investors Investment professional for 39 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 7 years Global Bond Fund — 3 years
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 11 years
Mark L. Casey	Partner – Capital International Investors Investment professional for 18 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 1 year (plus 11 years of prior experience as an investment analyst for the fund)
Thomas H. Chow	Vice President – Capital Fixed Income Investors Investment professional for 29 years in total; 3 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 3 years
Michael Cohen	Partner – Capital World Investors Investment professional for 28 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — Less than 1 year
Patrice Collette	Partner – Capital World Investors Investment professional for 24 years in total, 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years (plus 14 years of prior experience as an investment analyst for the fund)
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
Asset Allocation Fund — 9 years
Global Bond Fund — 3 years
High-Income Bond Fund — 9 years (plus 9 years of prior experience as an investment analyst for the fund)
Gerald Du Manoir	Partner – Capital International Investors Investment professional for 28 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 1 year
Peter Eliot	Partner – Capital International Investors Investment professional for 23 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 2 years
Paul Flynn	Partner – Capital World Investors Investment professional for 22 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 1 year Global Balanced Fund — 5 years
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 15 years Growth-Income Fund — 12 years
Bradford F. Freer	Partner – Capital Research Global Investors Investment professional for 26 years in total; 24 years with Capital Research and Management Company or affiliate

Serves as an equity portfolio manager for:
New World Fund — 1 year (plus 13 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 4 years (plus 6 years of prior experience as an investment analyst for the fund)

Global Small Capitalization Fund – Less than 1 year

Nicholas J. Grace	Partner – Capital Research Global Investors Investment professional for 28 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 6 years (plus 8 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 2 years
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 30 years in total; 27 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 11 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 31 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Bond Fund — 12 years
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 45 years in total; 43 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 5 years Growth-Income Fund — 24 years (plus 5 years of prior experience as an investment analyst for the fund)
Michael T. Kerr	Partner – Capital International Investors Investment professional for 35 years in total; 33 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 13 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 26 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 5 years (plus 10 years of prior experience as an investment analyst for the fund)
Harold H. La	Partner – Capital Research Global Investors Investment professional for 20 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 10 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital International Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 11 years
Jin Lee	Partner – Capital World Investors Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — Less than 1 year
Steven D. Lotwin	Partner – Capital Fixed Income Investors Investment professional for 17 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Ultra-Short Bond Fund — Less than 1 year
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 36 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 11 years
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 11 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 10 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 26 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Mortgage Fund — 7 years U.S. Government/AAA-Rated Securities Fund — 8 years
S. Keiko McKibben	Partner – Capital Research Global Investors Investment professional for 22 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 4 years (plus 10 years of prior experience as an investment analyst for the fund)
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 42 years in total; 38 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 12 years
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
New World Fund — 6 years (plus 2 years of prior experience as an investment analyst for the fund)
Global Balanced Fund — 7 years
Global Bond Fund — 5 years
Aidan O’Connell	Partner – Capital Research Global Investors Investment professional for 20 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 4 years (plus 9 years of prior experience as an investment analyst for the fund)
John R. Queen	Partner – Capital Fixed Income Investors Investment professional for 27 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 2 years
Andraz Razen	Partner – Capital World Investors Investment professional for 20 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 5 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 24 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 10 years
William L. Robbins	Partner – Capital International Investors Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 6 years (plus 12 years of prior experience as an investment analyst for the fund)
Martin Romo	Partner – Capital Research Global Investors Investment professional for 26 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 15 years of prior experience as an investment analyst for the fund)
Lawrence R. Solomon	Partner – Capital Research Global Investors Investment professional for 34 years in total; 33 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — Less than 1 year
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 9 years
Tomonori Tani	Partner – Capital World Investors Investment professional for 17 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — Less than 1 year Global Balanced Fund — 1 year
James Terrile	Partner – Capital Research Global Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 6 years
Christopher Thomsen	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 12 years
Ritchie Tuazon	Vice President – Capital Fixed Income Investors Investment professional for 18 years in total; 7 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 3 years
Shannon Ward	Vice President – Capital Fixed Income Investors Investment professional for 26 years in total; 1 year with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — 1 year
Steven T. Watson	Partner – Capital International Investors Investment professional for 31 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year
Gregory W. Wendt	Partner – Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 6 years (plus 14 years of prior experience as an investment analyst for the fund)
Alan J. Wilson	Partner – Capital World Investors Investment professional for 33 years in total; 27 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 4 years
Philip Winston	Partner – Capital International Investors Investment professional for 33 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 4 years

Keep this supplement with your prospectus.

Lit. No. INA8BS-042-0718O CGD/8024-S68780

American Funds Insurance Series®

Statement of Additional

Information Supplement

July 2, 2018

(for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares
statement of additional information dated May 1, 2018)

The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section is amended with respect to the funds listed below only as follows. Except as noted below, footnotes to the table remain unchanged.

The following table reflects information as of December 31, 2017:

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[1,2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[1]
Global Growth Fund
Patrice Collette	1	$14.1	2	$0.62	None
Paul Flynn	2	$111.7	3	$0.83	None
Jonathan Knowles	4	$312.7	3	$4.57	None
Global Small Capitalization Fund
J. Blair Frank	3	$247.2	None		None
Bradford F. Freer[3]	4	$84.3	1	$1.39	None
Claudia P. Huntington	4	$149.5	1	$0.07	None
Harold H. La	3	$156.2	None		None
Aidan O’Connell	1	$39.0	None		None
Gregory W. Wendt	1	$39.0	None		None
Growth Fund
Mark L. Casey	2	$274.0	None		None
Michael T. Kerr	3	$399.1	None		None
Andraz Razen	1	$39.0	None		None
Martin Romo	3	$276.1	None		None
Alan J. Wilson	3	$403.7	None		None
International Fund
Sung Lee	3	$261.8	None		None
L. Alfonso Barroso	3	$222.8	None		None
Jesper Lyckeus	2	$163.4	None		None
Christopher Thomsen	2	$197.0	1	$1.39	None
New World Fund
Carl M. Kawaja	4	$388.6	2	$5.77	None
Bradford F. Freer[4]	4	$85.2	1	$1.39	None
Nicholas J. Grace	3	$199.1	1	$1.39	None
Robert H. Neithart	7	$103.6	8	$4.46	10	$4.78
Tomonori Tani[3]	1	$0.4	2	$0.95	None
Blue Chip Income and Growth Fund
Christopher D. Buchbinder	2	$271.4	2	$0.55	None
James B. Lovelace	21	$384.2	1	$0.44	None
Lawrence R. Solomon[3]	2	$252.7	1	$0.07	None
James Terrile	4	$385.8	1	$0.07	None
Global Growth and Income Fund
Michael Cohen[3]	2	$113.7	7	$4.63	33[5]	$10.64
Bradford F. Freer[4]	4	$86.6	1	$1.39	None
Nicholas J. Grace	3	$200.5	1	$1.39	None
Andrew B. Suzman	21	$419.4	None		None
Growth-Income Fund
Donald D. O’Neal	2	$271.4	1	$0.44	None
Dylan Yolles	1	$48.9	None		None
J. Blair Frank	3	$220.8	None		None
Claudia P. Huntington	4	$123.1	1	$0.07	None
S. Keiko McKibben[3]	None		None		None
William L. Robbins	4	$50.0	None		1,092	$10.85
International Growth and Income Fund
Sung Lee	3	$270.1	None		None
Jesper Lyckeus	2	$171.7	None		None
David M. Riley	3	$222.8	1	$0.64	None
Capital Income Builder
David J. Betanzos	5	$56.1	None		None
Gerald Du Manoir	5	$2.5	8	$4.22	688[6]	$19.66
Steven T. Watson	5	$201.0	5	$3.67	573[7]	$9.05
Philip Winston	6	$111.8	8	$4.22	609[8]	$19.17
Asset Allocation Fund
Alan N. Berro	25	$363.8	None		None
David A. Daigle	5	$144.9	3	$0.94	2	$0.67
Peter Eliot[3]	1	$41.8	None		None
Jeffrey T. Lager	2	$226.2	None		None
Jin Lee[3]	1	$103.3	2	$0.26	1	$0.28
James R. Mulally	7	$241.9	1	$0.11	None
John R. Queen	3	$131.5	2	$0.67	49	$0.71
Global Balanced Fund
Hilda L. Applbaum	2	$236.4	2	$0.65	None
Mark A. Brett	4	$46.5	4	$0.96	1	$0.13
Paul Flynn	2	$117.5	3	$0.83	None
Robert H. Neithart	7	$106.7	8	$4.46	10	$4.78
Tomonori Tani	None		3	$0.83	None
Bond Fund
Pramod Atluri	1	$37.5	None		None
David A. Hoag	5	$151.7	1	$0.43	None
Corporate Bond Fund
David S. Lee	4	$163.4	2	$0.88	8	$4.28
Global Bond Fund
Mark A. Brett	4	$44.4	4	$0.96	1	$0.13
David A. Daigle	5	$168.1	3	$0.94	2	$0.67
Thomas H. Høgh	1	$12.7	2	$0.76	1	$0.13
Robert H. Neithart	7	$104.6	8	$4.46	10	$4.78
High-Income Bond Fund
Thomas H. Chow	1	$16.9	None		None
David A. Daigle	5	$169.1	3	$0.94	2	$0.67
Shannon Ward	2	$128.2	1	$0.05	None
Mortgage Fund
David J. Betanzos	5	$56.4	None		None
Fergus N. MacDonald	6	$181.3	None		None
Ultra-Short Bond Fund
Steven D. Lotwin	None		None		None
U.S. Government/AAA-Rated Securities Fund
David J. Betanzos	5	$53.6	None		None
Fergus N. MacDonald	6	$178.5	None		None
Ritchie Tuazon	4	$21.5	None		None

[3]	Bradford F. Freer, Tomonori Tani, Lawrence R. Solomon, Michael Cohen and S. Keiko McKibben were disclosed as portfolio managers of Global Small Capitalization Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund and Growth-Income Fund, respectively, on July 2, 2018. Peter Eliot and Jin Lee were disclosed as portfolio managers of Asset Allocation Fund on July 2, 2018. Information is as of May 31, 2018.
[4]	Information is as of May 31, 2018.
[5]	The advisory fee of three of these accounts (representing $2.99 billion in total assets) is based partially on their investment results.
[6]	The advisory fee of four of these accounts (representing $3.09 billion in total assets) is based partially on their investment results.
[7]	The advisory fee of one of these accounts (representing $0.03 billion in total assets) is based partially on its investment results.
[8]	The advisory fee of four of these accounts (representing $3.09 billion in total assets) is based partially on their investment results.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS- 041-0718O CGD/8024-S68779

American Funds Insurance Series® Prospectus Supplement July 2, 2018 (for Class P1 and Class P2 shares prospectuses each dated May 1, 2018)

1. With respect to the Class P1 and Class P2 shares prospectuses only, the information under the heading “Portfolio managers of the underlying funds” in the “Management” section of the Managed Risk Blue Chip Income and Growth Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the Blue Chip Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Blue Chip Fund	Primary title with investment adviser
Christopher D. Buchbinder	11 years	Partner – Capital Research Global Investors
James B. Lovelace	11 years	Partner – Capital Research Global Investors
Lawrence R. Solomon	Less than 1 year	Partner – Capital Research Global Investors
James Terrile	6 years	Partner – Capital Research Global Investors

The individuals primarily responsible for the portfolio management of the Government Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Government Fund	Primary title with investment adviser
David J. Betanzos	3 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	8 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon	3 years	Vice President – Capital Fixed Income Investors

2. With respect to the Class P1 and Class P2 shares prospectuses only, the information under the heading “Portfolio managers of the underlying funds” in the “Management” section of the Managed Risk Growth-Income Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the Growth-Income Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Growth-Income Fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	13 years	Partner – Capital International Investors
Dylan Yolles Vice President	13 years	Partner – Capital International Investors
J. Blair Frank	12 years	Partner – Capital Research Global Investors
Claudia P. Huntington	24 years	Partner – Capital Research Global Investors
S. Keiko McKibben	4 years	Partner – Capital Research Global Investors
William L. Robbins	6 years	Partner – Capital International Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	2 years	Vice President – Capital Fixed Income Investors
David A. Hoag	11 years	Partner – Capital Fixed Income Investors

3. With respect to the Class P1 and Class P2 shares prospectuses only, the information under the heading “Portfolio managers of the underlying fund” in the “Management” section of the Managed Risk Asset Allocation Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser
Alan N. Berro President	18 years	Partner – Capital World Investors
David A. Daigle	9 years	Partner – Capital Fixed Income Investors
Peter Eliot	2 years	Partner – Capital International Investors
Jeffrey T. Lager	11 years	Partner – Capital International Investors
Jin Lee	Less than 1 year	Partner – Capital World Investors
James R. Mulally	12 years	Partner – Capital Fixed Income Investors
John R. Queen	2 years	Partner – Capital Fixed Income Investors

Keep this supplement with your prospectus.

Lit. No. INP8BS-011-0718O CGD/8024-S68781